Long Term Debt and Warrants - Summary of Net Proceeds After Deducting Issuance Costs and Fair Value (Details) - USD ($) $ in Thousands				12 Months Ended
		Aug. 04, 2023		Dec. 31, 2023	[2],[3]	Dec. 31, 2022	[2],[3]
Debt Disclosure [Abstract]
Senior Note Principal		$ 12,500
Less: lender original issue discount	[1]	375
Net cash proceeds		12,125
Less: cash expenses for third-party issuance costs	[1]	1,356
Net proceeds after lender fees and third-party issuance costs		10,769
Fair value adjustments		6,005	[1]	$ (6,529)		$ 0
Senior Note, net proceeds after lender fees, third-party issuance costs and Warrants		$ 4,764

[1]	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
[2]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[3]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.